Expected credit loss measurement - ECL for the period (Narrative) (Detail 1) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	$ (80)	$ (28)	$ 272	$ (108)	$ 540
Personal & Corporate Banking
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	(46)			(69)	187
Global Wealth Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	(14)			(16)	117
Investment Bank
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	(21)			(23)	200
Group Functions
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	1			$ 1	$ 35
Positions that are not credit impaired
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	(88)
Positions that are not credit impaired | Post-model expense adjustment updates
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	(91)
Positions that are not credit impaired | Scenario-driven model output effects - cumulative
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	(273)
Positions that are not credit impaired | Scenario-driven model output effects - retained
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	(183)
Positions that are not credit impaired | Personal & Corporate Banking
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	(51)
Positions that are not credit impaired | Global Wealth Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	(13)
Positions that are not credit impaired | Investment Bank
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	(24)
Positions that are not credit impaired | Group Functions
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	1
Credit-impaired positions
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	8
Credit-impaired positions | Personal & Corporate Banking
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	5
Credit-impaired positions | Global Wealth Management
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	0
Credit-impaired positions | Investment Bank
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	3
Credit-impaired positions | Group Functions
Disclosure Of Provision Matrix [Line Items]
Credit loss expense / (release)	$ 0